Summary of Material Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) - shares	Aug. 12, 2022	Jul. 29, 2022	Feb. 28, 2022
Pacific Global One Aviation Company Inc [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	36.63%		65.30%
Pacific Global One Aviation Company Inc [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	36.82%		47.60%
PLDT Global Investments Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued		227,000
PLDT Global Investments Holdings, Inc. [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.72%
PLDT Global Investments Holdings, Inc. [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		45.73%